UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [_]; Amendment Number:
   This Amendment (Check only one):          [_] is a restatement.
                                             [_] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Attractor Investment Management Inc.
Address:    1440 Chapin Avenue, Suite 201
            Burlingame, CA 94010

Form 13F File Number:            28-05503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Harvey Allison
Title:   President
Phone:   (650) 685-8541

Signature, Place, and Date of Signing:

/s/ Harvey Allison           Burlingame, California            February 13, 2009

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


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

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                    0

Form 13F Information Table Entry Total:                              13

Form 13F Information Table Value Total:                          $80079
                                                             (thousands)

List of Other Included Managers:                                   None


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
                                                     Form 13F INFORMATION TABLE

Column 1                 Column 2  Column 3   Column 4           Column 5        Column 6    Column 7            Column 8
                         Title of               Value   Shrs Or     Sh/    Put/  Investment   Other          Voting Authority
Name of Issuer             Class     Cusip    x($1000)  Prn Amt     Prn    Call  Discretion  Managers   Sole      Shared       None
-----------------------  --------  ---------  --------  -------  --------  ----  ----------  --------  ------- --------------  ----
ACTIVISION BLIZZARD INC     COM    00507V109     8118   939540       SH             SOLE       N/A     939540
AMAZON COM INC              COM    023135106     4586    89440       SH             SOLE       N/A      89440
CISCO SYS INC               COM    17275R102     3648   223790       SH             SOLE       N/A     223790
CITRIX SYS INC              COM    177376100     4217   178900       SH             SOLE       N/A     178900
CONCUR TECHNOLOGIES INC     COM    206708109     8448   257389       SH             SOLE       N/A     257389
CYBERSOURCE CORP            COM    23251J106     9156   763610       SH             SOLE       N/A     763610
DELL INC                    COM    24702R101     1467   143270       SH             SOLE       N/A     143270
GOOGLE INC                  CL A   38259P508     5504    17890       SH             SOLE       N/A      17890
K12 INC                     COM    48273U102     5352   285451       SH             SOLE       N/A     285451
MICROSOFT CORP              COM    594918104     3912   201260       SH             SOLE       N/A     201260
OMNITURE INC                COM    68212S109     7346   690406       SH             SOLE       N/A     690406
SALESFORCE COM INC          COM    79466L302    17297   540352       SH             SOLE       N/A     540352
PROSHARES TR                PSHS   74347R875     1028    17920       SH             SOLE       N/A      17920
                          ULTSHRT
                            QQQ

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